Related Party Balances and Transactions - Schedule of Related Party Balances (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Related Party Balances [Line Items]
Total		$ 547,758	$ 706,647	$ 236,811
Advances to [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Related Party Balances [Line Items]
Total	[1]	44,582	57,514	55,507
Advances to [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Balances [Line Items]
Total	[2]	497,457	641,756	181,304
Advances to [Member] | Rectitude Safety Equipment Co., Ltd [Member]
Schedule of Related Party Balances [Line Items]
Total	[3]	$ 5,719	$ 7,377

[1]	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder and director is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.
[2]	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.
[3]	The Company entered into a sales and supply service agreement with Rectitude Safety Equipment Co, Ltd, whose shareholder and director is Mr Zhang, to provide products supplies services to Rectitude Safety Equipment. The balances due from Rectitude Safety Equipment Co, Ltd. represent payment on behalf of operating expense.